Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Other liabilities

	JPY (millions) As of March 31
	2018	2019
Accrued expenses	¥231,497	¥406,956
Deferred income	52,527	45,431
Other	48,206	60,675
Total	¥332,230	¥513,062
Non-current	¥68,300	¥75,174
Current	¥263,930	¥437,888